TRADE RECEIVABLES - MOVEMENTS ON PROVISION FOR IMPAIRMENT OF TRADE RECEIVABLES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of provision for impairment of trade receivables [line items]
At beginning of period	¥ 60,704	¥ 61,135	¥ 61,212
Reversal of impairment loss provision	(36,953)	(358)	0
Written-off	0	(73)	(77)
At end of period	¥ 23,751	¥ 60,704	¥ 61,135